Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Provision for Income Taxes
The components of the Company's provision for income taxes from continuing operations were as follows:

	Year Ended December 31,
	2014	2013	2012
Current taxes:
Federal	$—	$—	$—
State	67	52	162
Total current taxes	$67	$52	$162
Deferred taxes:
Federal	$—	$—	$—
State	4	3	2
Total deferred taxes	4	3	2
Provision for income taxes	$71	$55	$164

Schedule of Deferred Tax Assets and Liabilities
The Company's deferred tax assets and deferred tax liabilities were as follows:

	December 31,
	2014	2013
Deferred tax assets:
NOL and credit carryforwards	$21,328	$16,340
Deferred revenue	2,657	1,596
Accrued expenses and other	3,386	3,295
Stock-based compensation	1,107	209
Total deferred tax assets	28,478	21,440
Deferred tax liabilities:
Deferred expenses	(5,128)	(3,924)
Depreciation and amortization	(2,972)	(3,573)
Total deferred tax liabilities	(8,100)	(7,497)
Deferred tax assets less tax liabilities	20,378	13,943
Less: valuation allowance	(20,266)	(13,828)
Net deferred tax asset	$112	$115

Schedule of Effective Income Tax Rate Reconciliation
The Company's provision for income taxes from continuing operations differs from the amount computed by applying the statutory federal income tax rate of 34% primarily as a result of the following:

	Year Ended December 31,
	2014	2013	2012
Income tax at U.S. statutory rate	34.0%	34.0%	34.0%
Effect of:
Increase in deferred tax valuation allowance	(32.9)	(32.7)	(31.5)
State taxes, net of federal benefit	1.5	1.4	(0.7)
Other permanent items	(3.0)	(3.0)	(4.0)
Income tax provision effective rate	(0.4)%	(0.3)%	(2.2)%